Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets
Schedule of intangible assets

		Purchased concessions,
		rights and other
In € thousand	Software	intangible assets	Total
Costs of acquisition
January 1, 2022	3,998	108	4,106
Additions	163	37	200
Transfer from property, plant and equipment	—	—	—
December 31, 2022	4,161	145	4,306
Accumulated amortization/write downs
January 1, 2022	2,694	18	2,712
Amortization	717	7	724
December 31, 2022	3,411	25	3,436
Carrying amount:
December 31, 2021	1,304	90	1,394
December 31, 2022	750	120	870

		Purchased concessions,
		rights, and other
In € thousand	Software	in-tangible assets	Total
Costs of acquisition
January 1, 2021	2,401	108	2,509
Additions	1,586	—	1,586
Transfer from property, plant and equipment	11	—	11
December 31, 2021	3,998	108	4,106
Accumulated amortization/write downs
January 1, 2021	1,125	12	1,137
Amortization	1,569	6	1,575
December 31, 2021	2,694	18	2,712
Carrying amount:
December 31, 2020	1,276	96	1,372
December 31, 2021	1,304	90	1,394